Note 6 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement Line Items [Line Items]
Principal amount	$ 2,096,308	$ 1,650,146
Allowance for credit losses	(1,453)	(1,775)
Accrued interest	8,195	6,539
Total loans, net of allowance for credit losses	2,103,050	1,654,910
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Principal amount	757,576	606,299
Allowance for credit losses	(1,114)	(1,366)	$ (1,772)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Principal amount	26,569	25,574
Allowance for credit losses	(45)	(137)	(78)
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Principal amount	1,279,576	980,677
Allowance for credit losses	(275)	(215)	(229)
Public sector and other financing [member]
Statement Line Items [Line Items]
Principal amount	32,587	37,596
Allowance for credit losses	$ (19)	$ (57)	$ (40)